SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 HKD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash and restricted cash					¥ 501,125	¥ 200,004
RMB
Cash and restricted cash					501,125
USD
Cash and restricted cash	$ 191,083				1,325,547
HKD
Cash and restricted cash			HKD 12,546		11,222
JPY
Cash and restricted cash		¥ 6,592			394
EUR
Cash and restricted cash				€ 96	704
PRC | RMB
Cash and restricted cash					491,631
PRC | USD
Cash and restricted cash | $	32,783
Hong Kong | RMB
Cash and restricted cash					¥ 9,494
Hong Kong | USD
Cash and restricted cash | $	153,307
Hong Kong | HKD
Cash and restricted cash | HKD			HKD 12,546
Hong Kong | JPY
Cash and restricted cash		¥ 6,592
Hong Kong | EUR
Cash and restricted cash | €				€ 96
Cayman Island | USD
Cash and restricted cash | $	$ 4,993